Right to Use Assets and Leases payable - Summary of Information About Right of Use Assets (Detail) (Parenthetical) - Right-of-use assets [member] - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement		R$ 296,402	R$ 523,220	R$ 402,864
Port Area [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial direct costs of right-of-use assets		R$ 14,905
Port Area [Member] | Subsidiaries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions and remeasurement	R$ 68,007